Environmental rehabilitation provision (Tables)	12 Months Ended
Dec. 31, 2024
Environmental rehabilitation provision
Schedule of environmental rehabilitation provision

	2024	2023
	($)	($)
Balance – Beginning of year	76,729	75,770
New obligations	24,575	3,660
Revision of estimates	(11,080)	(3,964)
Accretion expense	3,432	3,154
Payment of environmental rehabilitation obligations	(2,190)	(2,933)
Currency translation adjustment	(663)	1,042
Balance – End of year	90,803	76,729

Current portion	5,974	4,204
Non-current portion	84,829	72,525
	90,803	76,729